Trade and other receivables - Maturity Analysis of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,117	$ 1,282
Unearned finance income	145	218
Net investment in leases	972	1,064
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	225	234
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	553	732
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 339	$ 316